Income Taxes - Schedule of Net Pre-Tax Book Loss for the United States and Foreign (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Pre-Tax Book Loss for the United States and Foreign [Line Items]
Loss before benefit from income taxes	$ (1,020,000)	$ (988,000)	$ (1,436,000)	$ (1,366,000)
Federal [Member]
Schedule of Net Pre-Tax Book Loss for the United States and Foreign [Line Items]
Loss before benefit from income taxes			(1,436,000)	(1,366,000)
Foreign [Member]
Schedule of Net Pre-Tax Book Loss for the United States and Foreign [Line Items]
Loss before benefit from income taxes